Financial risk management - Fair value analysis, narrative (Details)	Mar. 31, 2025 investment
Financial Risk Management [Abstract]
Number of equity investments valued based on latest transaction price	22
Number of equity investments	41
Number of equity investments valued based on internal valuation process	19